Tax matters - Deferred taxes (Details) - EUR (€) € in Millions		12 Months Ended
	May 03, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 19,440	€ 19,246		€ 22,758	€ 23,258
Deferred tax liabilities		6,462	5,933		6,522
Portion already submitted for conversion							€ 995
Portion converted into credit			642
Impairment of deferred tax asset			2,500
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,250	1,093		3,427	4,276
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		18,190	18,153		19,331	18,982
Deferred tax liabilities		6,462	5,933		6,522	5,568
Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,419	1,791		2,073
Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		3,081	2,311		1,962
Investments in Group companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		337	440		831
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 9,954
Spain | Actuarial assumption of growth
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage used to adjust sensitivity analysis		0.50%
Spain | Inflation rate assumption
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage used to adjust sensitivity analysis		0.50%
Spain | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 632
Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recovery period		15 years
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 5,204
Brazil | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 311
Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recovery period		10 years
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 1,503
United States | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		288
United States | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 1,215
Deferred tax asset recovery period		15 years
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 10,473	10,721		11,233
Monetizable | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		10,473	10,721		11,233	€ 10,866
Monetizable | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		6,888	7,134		7,645
Monetizable | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,585	3,587		3,587
Monetizable | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Annual fee to maintain the monetized portion of deferred taxes (as a percent)				1.50%
Monetizable | Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,420
Monetizable | Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
Monetizable | Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,909
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		8,967	8,525		11,525
Other | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,249	1,093		3,428
Other | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,718	7,432		8,097
Other | Non-deductible provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,256	2,139		2,751
Other | Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		600	483		400
Other | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		988	1,007		1,086
Other | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		669	875		1,009
Other | Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,509	€ 1,373		€ 1,317
Other | Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,902
Other | Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 1,984